SEVERANCE PAY OBLIGATIONS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Employee benefit expense	$ 0.1
Severance pay expenses	0.3	$ 0.2	$ 0.2
Insurance Companies [Member]
Net Investment Income [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 0.3